Investments (Schedule Of The Company's Gross Realized Investment Gains (Losses)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Gross realized investment and other gains	$ 74.2	$ 47.3	$ 47.4
Gross realized investment and other losses	(25.0)	(10.5)	(64.1)
Net realized investment and other gains (losses)	49.2	36.8	(16.7)
Equity Securities [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	26.6	6.3	9.1
Gross realized investment and other losses	(0.7)	(1.1)	(0.9)
Other Investments [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	16.1	8.9	2.7
Gross realized investment and other losses	(10.5)	(0.3)	(0.7)
Short-Term Investments [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	1.0	0.2	0
Gross realized investment and other losses	(1.0)	(0.1)	(0.3)
Gain On Sale Of Real Estate [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	0	0.4	0
Other-Than-Temporary Impairment Losses On Equity Securities [Member]
Schedule of Investments [Line Items]
Gross realized investment and other losses	(1.1)	0	(20.3)
Other-Than-Temporary Impairment Losses On Funds At Lloyd's Foreign Currency Exchange [Member]
Schedule of Investments [Line Items]
Gross realized investment and other losses	0	0	(17.8)
Fixed Maturities [Member]
Schedule of Investments [Line Items]
Gross realized investment and other gains	30.5	31.5	35.6
Gross realized investment and other losses	(11.6)	(8.2)	(17.2)
Fixed Maturities [Member] | Other-Than-Temporary Impairment Losses On Fixed Maturities [Member]
Schedule of Investments [Line Items]
Gross realized investment and other losses	$ (0.1)	$ (0.8)	$ (6.9)